Note 4 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Cash and Cash Equivalents [Table Text Block]
	January 31,	January 31,
	2013	2012
Cash and cash equivalents
Cash on deposit with banks	37,638	65,547
Total cash and cash equivalents	37,638	65,547